Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Outstanding Borrowings

The Partnership’s outstanding borrowings at December 31, 2016 and 2015 consisted of the following:

	December 31,
(In millions)	2016	2015
MPLX LP:
Bank revolving credit facility due 2020	$—	$877
Term loan facility due 2019	250	250
5.500% senior notes due 2023	710	710
4.500% senior notes due 2023	989	989
4.875% senior notes due 2024	1,149	1,149
4.000% senior notes due 2025	500	500
4.875% senior notes due 2025	1,189	1,189
Consolidated subsidiaries:
MarkWest - 4.500% - 5.500% senior notes, due 2023 - 2025	63	63
MPL - capital lease obligations due 2020	8	9
Total	4,858	5,736
Unamortized debt issuance costs	(7)	(8)
Unamortized discount(1)	(428)	(472)
Amounts due within one year	(1)	(1)
Total long-term debt due after one year	$4,422	$5,255

(1)	Includes $420 million and $464 million discount as of December 31, 2016 and 2015, respectively, related to the difference between the fair value and the principal amount of the assumed MarkWest debt.

Schedule of Debt Payments	The following table shows five years of scheduled debt payments.

(In millions)
2017	$1
2018	1
2019	251
2020	5
2021	—

Schedule of interest payable dates
Interest on each series of MPLX LP senior notes is payable semi-annually in arrears according to the table below.

Senior Notes	Interest payable semi-annually in arrears
5.500% senior notes due 2023	February 15th and August 15th
4.500% senior notes due 2023	January 15th and July 15th
4.875% senior notes due 2024	June 1st and December 1st
4.000% senior notes due 2025	February 15th and August 15th
4.875% senior notes due 2025	June 1st and December 1st

Schedule of amounts related to the SMR included in the Balance Sheet
As of December 31, 2016 and 2015, the following amounts related to the SMR are included in the accompanying Consolidated Balance Sheets:

(In millions)	December 31, 2016	December 31, 2015
Assets
Property, plant and equipment, net of accumulated depreciation	$61	$69
Liabilities
Accrued liabilities	5	4
Deferred credits and other liabilities	91	96